Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Jul. 18, 2023	Jul. 31, 2023	Aug. 04, 2023
Subsequent Event [Line Items]
Proceeds from issuance of initial public offering		$ 6.2
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of ordinary shares	380,000
Proceeds from issuance of initial public offering	$ 6.2
Subsequent Event [Member] | Prefunded Warrants [Member]
Subsequent Event [Line Items]
Shares issued price per share	$ 1.249
Shares issued price per share	$ 0.001
Subsequent Event [Member] | Prefunded Warrants [Member] | Warrant [Member]
Subsequent Event [Line Items]
Stock and warrants issued during period shares	5,220,000		2,121,041
Subsequent Event [Member] | Prefunded Warrants [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock and warrants issued during period shares	5,220,000		2,121,041
Subsequent Event [Member] | Investor Warrants [Member]
Subsequent Event [Line Items]
Shares issued price per share	$ 1.25
Shares issued price per share	$ 1.25
Subsequent Event [Member] | Investor Warrants [Member] | Warrant [Member]
Subsequent Event [Line Items]
Stock and warrants issued during period shares	5,600,000
Subsequent Event [Member] | Investor Warrants [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock and warrants issued during period shares	5,600,000